Intangible Assets, Net	12 Months Ended
May 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Intangible assets with indefinite lives:
Trademark	226	227
Intangible assets with finite lives:
Trademark	16,005	16,093
Courseware	1,192	1,199
Student base	11,935	12,022
Favorable lease	648	651
License	415	415
Copyright	2,210	2,223
Distribution channel	16,434	16,530

	49,065	49,360

Less: accumulated amortization	(31,648)	(37,393)
Exchange differences	1,255	1,053

	18,672	13,020

Amortization expenses for the intangible assets for the years ended May 31, 2023, 2024 and 2025, were US$5,583, US$6,093 and US$5,745, respectively. As of May 31, 2025 the Group expects to recognize amortization expenses of US$5,730, US$5,611, US$1,399, US$22, and US$22, for the next five years, respectively, and US$9 thereafter.
The Group recorded an
impairment
of nil, nil and nil for the years ended May 31, 2023, 2024 and 2025, respectively.